AMORTIZATION OF INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Values Assigned to Intangible Assets (Other than Goodwill) for Acquisitions

	December 31, 2015 (In thousands)
Acquisition	Intangible	Gross Book Value	Accumulated Amortization	Net Book Value
Poole	Contract rights	$20,914	$13,595	$7,319
Milestone	Contracts	2,170	693	1,477
Innovative Engineering Solutions	Contracts	1,225	289	936
Ponte Tech	Customer Relationships	1,664	439	1,225
		$25,973	$15,016	$10,957

	December 31, 2014 (In thousands)
Acquisition	Intangible	Gross Book Value	Accumulated Amortization	Net Book Value
Everest	Contracts	$4,690	$3,830	$860
FASI	Contracts	2,775	2,544	231
Poole	Contract rights	20,914	9,412	11,502
Dilijent	Intellectual Property	1,000	694	306
IDEAL	Contracts	2,056	1,970	86
		$31,435	$18,450	$12,985

Estimated future intangible amortization expense by year as of December 31, 2015, (In thousands):
2016	2017	2018
$5,869	$4,823	$265

Estimated Future Intangible Amortization Expense

Estimated future intangible amortization expense by year as of December 31, 2015, (In thousands):
2016	2017	2018
$5,869	$4,823	$265